RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE 7 - RELATED PARTY TRANSACTIONS

Our subsidiary, Peekay Acquisition entered into an Advisory Agreement, dated December 31, 2012, with each of Christals Management, LLC, or Christals Management, a limited liability company owned 50% by an affiliate of Ellery W. Roberts and 50% by Edward J. Tobin, each directors of our company and CP IV SPV, LLC, or CP IV, an entity with which David Aho is affiliated, who is also a director of our company. Under the Advisory Agreement Peekay Acquisition pays annual compensation of $250,000 per year payable quarterly, to each of Christals Management and CP IV.